WARRANTS (Details) - Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques (USD $)	6 Months Ended	12 Months Ended	0 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	May 30, 2012 Tangiers Investors, LP [Member]	May 16, 2012 Tangiers Investors, LP [Member]	Mar. 15, 2012 Tangiers Investors, LP [Member]	Feb. 02, 2012 Tangiers Investors, LP [Member]	Dec. 29, 2011 Tangiers Investors, LP [Member]	Dec. 30, 2010 Tangiers Investors, LP [Member]	Sep. 27, 2010 Tangiers Investors, LP [Member]	Jun. 19, 2012 Tangiers Investors, LP [Member]	May 30, 2012 Tangiers Investors, LP [Member]	May 16, 2012 Tangiers Investors, LP [Member]	Mar. 15, 2012 Tangiers Investors, LP [Member]	Feb. 02, 2012 Tangiers Investors, LP [Member]	Dec. 29, 2011 Tangiers Investors, LP [Member]	Dec. 30, 2010 Tangiers Investors, LP [Member]	Sep. 27, 2010 Tangiers Investors, LP [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock Price on Measurement Date (in Dollars per share)											$ 0.07	$ 0.07	$ 0.098	$ 0.12	$ 0.08	$ 0.029	$ 0.015
Exercise Price of Warrants (in Dollars per share)										$ 0.14	$ 0.06	$ 0.07	$ 0.09	$ 0.13	$ 0.115	$ 0.05	$ 0.05
Term of Warrants (years)	50 years	50 years	5 years	5 years	5 years	5 years	5 years	5 years	5 years
Computed Volatility			142.00%	145.00%	155.00%	157.00%	158.00%	375.00%	440.00%
Annual Dividends			0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Discount Rate	9.90%	9.90%	0.69%	0.75%	1.33%	1.04%	0.83%	2.06%	1.31%